Business Combinations (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of consideration remaining

Total consideration	Common shares	$
Cash paid	-	479,000
Cash payable	-	370,537
Common shares issued	825,000	122,376
Common shares issuable	200,000	35,806
Total	1,025,000	1,007,719

Schedule of net identifiable assets acquired

Net identifiable assets acquired (liabilities assumed)	$
Cash	386,128
Accounts receivable	155,067
Prepaids and other current assets	91,464
Intangible asset: grow licenses	154,000
Biological assets	477,672
Inventory	309,439
Property, plant, and equipment	1,311,917
Net identifiable assets	2,885,687
Accounts payable and accrued liabilities	(542,630)
Notes payable	(227,056)
Lease liabilities	(564,309)
Income taxes	(117,500)
Net identifiable assets acquired	1,434,192

Schedule of purchase price allocation

Purchase price allocation	$
Net identifiable assets acquired	1,434,192
Goodwill	245,339
Gross purchase price allocation	1,679,531
Purchase consideration (60% controlling interest)	1,007,719

Schedule of net cash flows upon completion of all payments

Net cash flows	Prior to November 1, 2020	Year ended October 31, 2021	Year ended October 31, 2022	Future payments	Total
	$	$	$	$	$
Cash consideration paid prior to October 31, 2020	(175,000)	-		-	(175,000)
Cash consideration paid after November 1, 2020	-	(310,000)		-	(310,000)
Cash acquired	-	386,128		-	386,128
	(175,000)	76,128		-	(98,872)
Future cash payments	-	-		(360,000)	(360,000)
Payments against acquisition consideration payable	-	(6,000)	(2,000)	-	(8,000)
Net cash flows upon completion of all payments	(175,000)	70,128	(2,000)	(360,000)	(466,872)

Schedule of business acquisition consideration payable

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments from acquisition date to October 31, 2022	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – October 31, 2022	360,000